Principal Subsidiaries	12 Months Ended
Mar. 31, 2018
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Principal Subsidiaries
47	PRINCIPAL SUBSIDIARIES

Principal Subsidiaries

The SMBC Group’s principal subsidiaries at March 31, 2018 are shown in the list below. The SMBC Group consolidates all entities that the SMBC Group controls. The SMBC Group controls an entity when the SMBC Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Principal domestic subsidiaries

Company Name	Proportion of Ownership Interest(1)	Proportion of Voting Rights(1)	Main Business
	(%)	(%)
Sumitomo Mitsui Banking Corporation	100.0	100.0	Commercial banking
SMBC Trust Bank Ltd.	100.0	100.0	Trust banking
SMBC Guarantee Co., Ltd.	100.0	100.0	Credit guarantee
Sumitomo Mitsui Finance and Leasing Company, Limited	60.0	60.0	Leasing
SMFL Capital Company, Limited	100.0	100.0	Leasing
SMBC Nikko Securities Inc.	100.0	100.0	Securities
Sumitomo Mitsui Card Company, Limited	65.9	65.9	Credit card
Cedyna Financial Corporation	100.0	100.0	Credit card and consumer credit
SMBC Consumer Finance Co., Ltd.	100.0	100.0	Consumer lending
SMBC Mobit Co., Ltd.	100.0	100.0	Consumer lending
SMM Auto Finance, Inc.	51.0	51.0	Automobile sales financing
SMBC Finance Service Co., Ltd.	100.0	100.0	Collecting agent and factoring
The Japan Research Institute, Limited	100.0	100.0	System development, data processing, management consulting and economic research
Sumitomo Mitsui Asset Management Company, Limited	60.0	60.0	Investment advisory and investment trust management
SAKURA KCS Corporation	47.4	47.4	System engineering and data processing
NCore Co., Ltd.	51.0	51.0	Data processing service and consulting
SMBC Venture Capital Co., Ltd.	40.0	40.0	Venture capital
SMBC Consulting Co., Ltd.	100.0	100.0	Management consulting and information services
Japan Pension Navigator Co., Ltd.	69.7	69.7	Operational management of defined contribution pension plans

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.

Principal foreign subsidiaries

Company Name	Country of Incorporation	Proportion of Ownership Interest(1)	Proposition of Voting Rights(1)	Main Business
		(%)	(%)
Sumitomo Mitsui Banking Corporation Europe Limited	U.K.	100.0	100.0	Commercial banking
Sumitomo Mitsui Banking Corporation (China) Limited	China	100.0	100.0	Commercial banking
Manufacturers Bank	U.S.A.	100.0	100.0	Commercial banking
Banco Sumitomo Mitsui Brasileiro S.A	Brazil	100.0	100.0	Commercial banking
JSC Sumitomo Mitsui Rus Bank	Russia	100.0	100.0	Commercial banking
PT Bank Sumitomo Mitsui Indonesia	Indonesia	98.4	98.4	Commercial banking
Sumitomo Mitsui Banking Corporation Malaysia Berhad	Malaysia	100.0	100.0	Commercial banking
SMBC Leasing and Finance, Inc.	U.S.A.	100.0	100.0	Leasing
SMBC Aviation Capital Limited	Ireland	90.0	90.0	Leasing
SMBC Nikko Securities America, Inc.	U.S.A.	100.0	100.0	Securities
SMBC Nikko Capital Markets Limited	U.K.	100.0	100.0	Securities
SMBC Capital Markets, Inc.	U.S.A.	100.0	100.0	Derivatives

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.

SAKURA KCS Corporation and SMBC Venture Capital Co., Ltd. are accounted for as subsidiaries, despite the SMBC Group’s holdings of less than 50% of the voting rights, because the SMBC Group is able to govern the financial and operating policies of these companies under a statute or an agreement, or by delegating the majority of the members of the board of directors.

The SMBC Group does not control some entities despite the fact that the SMBC Group holds more than 50% of their share capital, because the SMBC Group has entered into agreements with other investors to share or give those investors the power to govern the entities’ financial and operating policies over these investees.

Some of the SMBC Group’s subsidiaries may be subject to restrictions on the ability to transfer funds to the Company in the form of cash dividends or to repay loans or advances, which include capital adequacy requirements imposed by the governments and central banks, and the Companies Act restrictions relating to dividends. In addition, the SMBC Group pledges assets as collateral to secure payables under repurchase agreements, securities lending transactions and securitizations, borrowings or for cash settlements, margins on derivative transactions and certain other purposes. The details of assets pledged are described in Note 38 “Assets Pledged and Received as Collateral.”